INCOME TAXES - Components of the Provision for the Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Tax [Abstract]
Current period	$ 53.8	$ 21.0
Adjustment for prior years	11.0	(12.2)
Tax benefit not previously recognized used to reduce the deferred tax expense	(18.7)	(17.2)
Impact of change in income tax rates on deferred income taxes	(32.8)	0.4
Origination and reversal of temporary differences	15.8	43.2
Income tax expense	$ 29.1	$ 35.2